Business Combinations (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 30, 2009
Summarized unaudited pro forma results of operations
Net sales	$ 1,962,882
Income before income taxes	66,357
Net income	$ 42,601
Net income per share - diluted	$ 1.00